Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income before (Provision) Benefit for Income Taxes

The components of income before (provision) benefit for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Domestic	$28,833	$9,316	$9,724
Foreign	444	581	759

Total	$29,277	$9,897	$10,483

Components of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes are as follows:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Current
Federal	$(197)	$223	$193
Foreign	(59)	(45)	25
State and Local	201	114	290

Total	(55)	292	508

Deferred
Federal	5,060	(559)	270
Foreign	8	10	(38)
State and Local	717	(403)	(455)

Total	5,785	(952)	(223)

Total income tax provision (benefit)	$5,730	$(660)	$285

Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate:

Years Ended December 31,	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefits	2.1	(1.9)	(1.0)
Affordable housing credit	(0.6)	(1.9)	(1.8)
Employee benefits including ESOP dividend	(0.4)	(1.1)	(1.4)
Equity in earnings from unconsolidated businesses	(0.3)	(1.4)	(1.9)
Noncontrolling interests	(14.3)	(33.7)	(23.0)
Other, net	(1.9)	(1.7)	(3.2)

Effective income tax rate	19.6%	(6.7)%	2.7%

Schedule of Cash Taxes Paid

The amounts of cash taxes paid are as follows:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Income taxes, net of amounts refunded	$422	$351	$762
Employment taxes	1,282	1,308	1,328
Property and other taxes	2,082	1,727	1,883

Total	$3,786	$3,386	$3,973

Schedule of Deferred Taxes

Significant components of deferred tax assets and liabilities are as follows:

	(dollars in millions)
At December 31,	2013	2012
Employee benefits	$10,242	$13,644
Tax loss and credit carry forwards	2,747	4,819
Uncollectible accounts receivable	213	206
Other - assets	959	1,050

	14,161	19,719
Valuation allowances	(1,596)	(2,041)

Deferred tax assets	12,565	17,678

Former MCI intercompany accounts receivable basis difference	1,121	1,275
Depreciation	14,030	13,953
Leasing activity	997	1,208
Wireless joint venture including wireless licenses	23,032	22,171
Other - liabilities	1,470	1,320

Deferred tax liabilities	40,650	39,927

Net deferred tax liability	$28,085	$22,249

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

		(dollars in millions)
	2013	2012	2011
Balance at January 1,	$2,943	$3,078	$3,242
Additions based on tax positions related to the current year	116	131	111
Additions for tax positions of prior years	250	92	456
Reductions for tax positions of prior years	(801)	(415)	(644)
Settlements	(210)	100	(56)
Lapses of statutes of limitations	(168)	(43)	(31)

Balance at December 31,	$2,130	$2,943	$3,078

Schedule of After Tax Benefits Related to Interest and Penalties in Provision for Income Taxes	We recognized the following net after-tax benefits related to interest and penalties in the provision for income taxes:

Years Ended December 31,	(dollars in millions)
2013	$33
2012	82
2011	60

Schedule of After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet	The after-tax accruals for the payment of interest and penalties in the consolidated balance sheets are as follows:

At December 31,	(dollars in millions)
2013	$274
2012	386